Revenue from Contracts with Customers - Schedule of Details of Amortization Costs Recognized as Cost of Revenues (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue From Contracts With Customers [Abstract]
Incremental costs of obtaining a contract recognized as cost of revenues	₩ 2,386	₩ 1,557	₩ 1,722